4. EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equipment Cost	$ 189,505	$ 177,060
Exchange adjustment	(14,776)	12,445
Equipment Cost	174,986	189,505
Additions during the period	257
Equipment, Accumulated Depreciation	184,209	159,430
Equipment, depreciation during period	3,143	13,303
Equipment, depreciation, exchange adjustment	(14,456)	11,476
Equipment, Accumulated Depreciation	172,896	184,209
Equipment, net book value	2,090	5,296	$ 17,630
Furniture and other equipment
Equipment Cost	124,225	116,067
Exchange adjustment	(9,687)	8,158
Equipment Cost	114,795	124,225
Additions during the period	257
Equipment, Accumulated Depreciation	120,677	109,878
Equipment, depreciation during period	1,481	3,015
Equipment, depreciation, exchange adjustment	(9,453)	7,784
Equipment, Accumulated Depreciation	112,705	120,677
Equipment, net book value	2,090	3,548	6,189
Motor vehicles
Equipment Cost	41,985	39,228
Exchange adjustment	(3,273)	2,757
Equipment Cost	38,712	41,985
Additions during the period	0
Equipment, Accumulated Depreciation	40,237	27,787
Equipment, depreciation during period	1,662	10,288
Equipment, depreciation, exchange adjustment	(3,187)	2,162
Equipment, Accumulated Depreciation	38,712	40,237
Equipment, net book value	0	1,748	11,441
Other property, plant and equipment
Equipment Cost	23,295	21,765
Exchange adjustment	(1,816)	1,530
Equipment Cost	21,479	23,295
Additions during the period	0
Equipment, Accumulated Depreciation	23,295	21,265
Equipment, depreciation during period	0	0
Equipment, depreciation, exchange adjustment	(1,816)	1,530
Equipment, Accumulated Depreciation	21,479	23,295
Equipment, net book value	$ 0	$ 0	$ 0